Note 18 - RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Due from related parties	$ 4,066	$ 5,227
Due to related parties	11,428	14,693
PEWC
Due from related parties	542	1,797
Due to related parties	7,513	9,490
PEWC Singapore Branch
Due from related parties	1,101	1,071
Due to related parties	892	893
Italian-Thai and its affiliates
Due from related parties	2,096	1,180
SPHC
Due from related parties	327	1,179
Due to related parties	1,493	2,384
PEWC Singapore Co (Pte) Ltd
Due to related parties	1,185	1,276
Fujikura Limited
Due to related parties	226	184
TMP
Due to related parties	119	60
Shandong Huayu
Due to related parties		406
Moon View Ltd.
Short-term loan from	$ 1,732	$ 1,732